Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	11 Months Ended	12 Months Ended												12 Months Ended			11 Months Ended			12 Months Ended
	Nov. 20, 2011	Dec. 31, 2013 program_type	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010	Jan. 01, 2010	Jan. 02, 2009	Dec. 28, 2007	Dec. 29, 2006	Dec. 30, 2005	Dec. 31, 2004	Dec. 31, 2013 Lower Limit	Dec. 31, 2013 Upper Limit	Dec. 31, 2013 Deferred Profit Sharing	Dec. 28, 2012 Deferred Profit Sharing	Dec. 30, 2011 Deferred Profit Sharing	Nov. 20, 2011 Interest Income	Nov. 20, 2011 Interest Income Securitized Notes Receivable	Nov. 20, 2011 Interest Income Nonsecuritized Notes Receivable	Dec. 31, 2014 Scenario, Forecast Lower Limit	Dec. 31, 2014 Scenario, Forecast Upper Limit
Significant Accounting Policies [Line Items]
Change in length of period from correstponding year-earlier period		4 days
Duration of fiscal period		368 days	364 days	364 days	364 days	364 days	371 days	364 days	364 days	364 days	364 days									365 days	366 days
Licensing fees from MVW after spin-off		$ 61,000,000	$ 61,000,000	$ 4,000,000
Minimum percentage of purchase price required to be received for sales recognition prior to spin-off	10.00%
Timeshare sales and services		0	0	1,088,000,000													143,000,000	116,000,000	27,000,000
Compensation costs from profit sharing														75,000,000	69,000,000	91,000,000
Discount rate		2.00%
Self-insurance reserves		5,000,000	5,000,000
Liability for guest loyalty program		2,141,000,000	2,021,000,000
Reduction in estimate of breakage		10.00%
Increase in liability for guest loyalty program, contingent upon reduction in the estimate of breakage		139,000,000
Number of types of vendor rebate and allowance programs		3
Assets held for sale		350,000,000	0
Liabilities related to assets held for sale		61,000,000	0
Accounts receivable reserve		43,000,000	32,000,000
Goodwill impairment charge		0	0	0
Fair value of goodwill as a percent of carrying value, trigger for impairment loss		100.00%
Ownership interest in equity method investments												10.00%	49.00%
Gains (losses) from foreign currency transactions		(5,000,000)	(3,000,000)	(7,000,000)
Gains and other income		$ 0	$ 1,000,000	$ 2,000,000